INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Net operating loss carry forwards	$ 55,745	$ 54,567
PRC [Member]
Income Taxes [Line Items]
Statutory income tax rate (as a percent)	25.00%
Withholding income tax rate on dividends generated and payable by a foreign-invested enterprise in PRC to foreign non-resident enterprise investors (as a percent)	10.00%
High and New Tech Enterprise [Member]
Income Taxes [Line Items]
Statutory income tax rate (as a percent)	15.00%